Huber Small Cap Value Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Advertising - 0.4%
Stagwell, Inc. (a)	52,605	$328,255

Asset Management - 1.5%
Virtus Investment Partners, Inc.	6,381	1,273,010

Automotive - 6.7%
Goodyear Tire & Rubber Co. (a)	80,000	709,600
Miller Industries, Inc.	74,878	4,939,702
		5,649,302

Banking - 25.1%(b)
C&F Financial Corp.	39,394	3,010,490
Carter Bankshares, Inc. (a)	134,813	2,375,405
First Citizens BancShares, Inc. - Class A	2,683	5,915,183
First Horizon Corp.	131,679	2,882,453
First United Corp.	78,008	2,541,501
Northrim BanCorp, Inc.	34,831	2,965,163
Old National Bancorp	26,029	620,792
South State Corp.	9,241	975,757
		21,286,744

Biotech & Pharmaceuticals - 2.5%
Cipher Pharmaceuticals, Inc. (a)	224,700	2,101,127

Chemicals - 1.9%
Innospec, Inc.	14,387	1,630,766

Commercial Support Services - 1.3%
H&R Block, Inc.	20,100	1,111,731

Consumer Services - 5.0%
Upbound Group, Inc.	145,729	4,275,689

Entertainment Content - 2.0%
Lions Gate Entertainment Corp. - Class B (a)	241,106	1,692,564

Food - 1.5%
Herbalife Ltd. (a)	235,400	1,285,284

Health Care Facilities & Services - 1.4%
Medical Facilities Corp.	2,900	32,824
Select Medical Holdings Corp.	16,500	324,555
Tenet Healthcare Corp. (a)	5,801	817,303
		1,174,682

Healthcare-Products - 1.1%
Utah Medical Products, Inc.	15,070	922,736

Healthcare-Services - 0.4%
Concentra Group Holdings Parent, Inc.	13,315	310,373

Home Construction - 0.4%
Taylor Morrison Home Corp. (a)	5,000	322,300

Insurance - 3.2%
CNO Financial Group, Inc.	67,244	2,685,725
Global Indemnity Group LLC - Class A	700	25,179
		2,710,904

Internet - 1.4%
F5 Networks, Inc. (a)	4,000	1,189,040

Internet Media & Services - 5.0%
Lyft, Inc. - Class A (a)	144,100	1,951,114
Vivid Seats, Inc. - Class A (a)	531,375	2,284,913
		4,236,027
Leisure Facilities & Services - 1.3%
Boston Pizza Royalties Income Fund	91,054	1,083,864

Oil & Gas Producers - 14.2%
Golar LNG Ltd.	181,238	7,385,448
Gulfport Energy Corp. (a)	800	142,808
New Fortress Energy, Inc.	110,200	1,653,000
W&T Offshore, Inc.	1,835,221	2,862,945
		12,044,201

Oil & Gas Services & Equipment - 5.5%
Kodiak Gas Services, Inc.	39,195	1,833,542
TETRA Technologies, Inc. (a)	690,298	2,864,737
		4,698,279

Packaging & Containers - 0.7%
O-I Glass, Inc. (a)	51,800	618,492

Specialty Finance - 4.1%
Enova International, Inc. (a)	30,702	3,448,449

Technology Hardware - 1.7%
Xperi, Inc. (a)	158,163	1,426,630

Technology Services - 7.4%
KBR, Inc.	84,475	4,597,129
Science Applications International Corp.	15,110	1,636,111
		6,233,240

Transportation Equipment - 2.1%
Commercial Vehicle Group, Inc. (a)	850,480	1,777,503
TOTAL COMMON STOCKS (Cost $44,932,829)		82,831,192

REAL ESTATE INVESTMENT TRUSTS - 1.0%	Shares	Value
REITS - 1.0%
Granite Real Estate Investment Trust	16,937	829,913
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $521,812)		829,913

SHORT-TERM INVESTMENTS - 0.8%	Shares	Value
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 4.29% (c)	343,916	343,916
First American Treasury Obligations Fund - Class X, 4.28% (c)	343,917	343,917
TOTAL SHORT-TERM INVESTMENTS (Cost $687,833)		687,833

TOTAL INVESTMENTS - 99.6% (Cost $46,142,474)		84,348,938
Other Assets in Excess of Liabilities - 0.4%		319,206
TOTAL NET ASSETS - 100.0%		$84,668,144
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Huber Small Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$82,831,192	$–	$–	$82,831,192
Real Estate Investment Trusts	829,913	–	–	829,913
Money Market Funds	687,833	–	–	687,833
Total Investments	$84,348,938	$–	$–	$84,348,938